Derivative Liabilities	9 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 8. DERIVATIVE LIABILITIES

The Company identified conversion features embedded within convertible debt issued in 2015. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

	March 31, 2016	June 30, 2015
Fair value at the commitment date - convertible debt	$2,633,514	$-
Fair value mark to market adjustment - convertible debt	2,848,158	-
Totals	$5,481,672	$-

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as March 31, 2016:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	220%	257%
Expected term	2 years	1.51-1.67 years
Risk free interest rate	0.58% - 0.94%	0.73-%-0.73%